Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of expenses by nature [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Raw materials and consumables	(30,401)	(50,925)
Salary and employee benefits	(12,782)	(20,621)
Contractors (net of deferred stripping costs (note 15(b))	(47,929)	(37,742)
Change in stockpile, gold-in-process and gold dore inventories	15,934	(2,345)
Insurance, government fees, permits and other	(3,473)	(3,684)
Share-based payments	(357)	(1,311)
Total production costs	(79,008)	(116,628)